Warrants - change in fair value (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Warrants
Additions	£ 17,801
Change in fair value recognised in profit or loss	(6,817)
Foreign exchange movements	(254)
December 31, 2021	£ 10,730